UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2019

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Mortgage Securities Trust

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	9
Expense Example	10
Portfolio of Investments	12
Statement of Assets and Liabilities	31
Statement of Operations	32
Statements of Changes in Net Assets	33
Notes to Financial Statements	34
Financial Highlights	52
Privacy Notice	57

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2019

Total Return for the 6 Months Ended April 30, 2019
Class A	Class L	Class I	Class C	Class IS	Bloomberg Barclays U.S. Mortgage- Backed Securities (MBS) Index[1]	Lipper U.S. Mortgage Funds Index[2]
4.16%	4.05%	4.40%	3.82%	4.43%	4.90%	4.59%

The performance of Morgan Stanley Mortgage Securities Trust's (the "Fund") five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Interest rates rallied sharply over the past six months, and credit spreads initially widened in late 2018 before snapping back tighter in 2019. At the end of October 2018, the primary market risk seemed to be higher interest rates, and the markets were pricing in several additional Federal Reserve (Fed) interest rate hikes. The Fed did hike rates an additional 25 basis points in December 2018. But market sentiment dramatically shifted, and 10-year U.S. Treasury rates have rallied 64 basis points to 2.50%, 2-year U.S. Treasury rates have rallied 60 basis points to 2.27% over the past six months, and the market is now pricing in the probability of a Fed rate cut. Credit spreads widened across nearly every credit sector in November and December 2018, as market discussions revolved around the probability of a recession, but credit spreads rebounded during the first four months of

2019, largely quelling talk of a near-term recession. Mortgage and securitized spreads also widened during the last months of 2018 and have tightened back in 2019, but to a much lesser extent than corporate credit markets. Agency residential mortgage-backed securities' (RMBS) durations shortened materially as prepayment speed expectations increased due to lower mortgage rates. The duration of the Bloomberg Barclays U.S. Mortgage-Backed Securities (MBS) Index (the "Index") shortened from 5.45 years on October 31, 2018, to 4.36 years on April 30, 2019.(i) The Fed has continued to let its agency MBS holdings run off over the past six months and has not been purchasing any MBS to offset the run-off. The Fed's agency MBS holdings have declined from $1.67 trillion as of October 31, 2018 to $1.58 trillion on April 30, 2019.(ii) Agency MBS have underperformed credit opportunities over the past six months on a duration-adjusted basis but still performed essentially in line with Treasuries despite the expectation of faster prepayments and duration shortening. Nominal spreads on current coupon agency RMBS above U.S. Treasuries tightened 6 basis points over the six-month period from 94 basis points to 88 basis points above comparable-duration U.S. Treasuries, but this spread tightening was not quite enough to offset the shortening duration impact.(iii) The Index underperformed the comparable Bloomberg Barclays U.S. Treasury Index by 4 basis points during the six-month period.(i)

(i)  Source: Bloomberg L.P. Data as of April 30, 2019.

(ii)  Source: Federal Reserve Bank of New York. Data as of April 30, 2019.

(iii)  Source: JP Morgan. Data as of April 30, 2019.

The U.S. housing market remains healthy with home prices rising more than 4% over the past year ending February 2019 (latest data available), but the pace of home price appreciation is slowing.(iv) Existing home sales are 5% lower over the past year and housing supply has increased slightly.(v) Home affordability has improved over the past six months, aided primarily by declining mortgage rates and rising incomes. Home affordability remains fair from a historical perspective with the median monthly mortgage payment accounting for 15.9% of the U.S. median income in February 2019, up from 15.5% a year earlier, but down from 17.6% six months ago.(v) Mortgage credit performance continues to be very good, with historically low new delinquency and default rates.(vi) Non-agency RMBS spreads have tightened meaningfully over the past year, but still offer reasonable value.

U.S. commercial mortgage-backed securities (CMBS) had a more pronounced spread widening than other securitized sectors during the latter months of 2018, but the sector rebounded strongly in 2019 and performed well overall during the six-month period. Commercial real estate prices increased nearly 3% over the past 12 months.(vii) Office buildings, hotels, industrial facilities and multi-family housing units have continued to perform well with increasing occupancy rates and rising rental rates, but retail shopping centers continue to show signs of stress due to increasing announcements of store closings by major retailers.

U.S. asset-backed securities (ABS) also performed well over the past six months, as consumer credit conditions continue to improve. Unemployment is at the lowest level in nearly 50 years.(viii) Both personal income and personal consumption levels are rising, but consumer savings rates are at the highest levels in 20 years.(ix) Overall, consumer debt levels remain well below historical levels on an inflation-adjusted basis.

European housing markets have also performed well over the past year, with home prices up across nearly all major European mortgage markets in 2018.(x) Low interest rates, and corresponding low mortgage rates, have improved home affordability and helped stimulate broader economic activity in Europe. Spreads on European RMBS widened in late 2018, but have rebounded like many other credit sectors and are tighter overall for the past six months, driven by the improving fundamental housing market performance and shrinking supply from lower new issuance volumes.(xi) Despite concerns over Brexit-related economic implications for the U.K. and other potential political shocks in Europe, we remain positive on the value opportunity of RMBS in the U.K. and select other areas of Europe.

(iv)  Source: S&P CoreLogic Case Shiller U.S. National Home Price NSA Index. Data as of April 30, 2019.

(v)  Source: National Association of Realtors. Data as of April 30, 2019.

(vi)  Source: S&P Experian. Data as of April 30, 2019.

(vii)  Source: Green Street Advisors. Data as of April 30, 2019.

(viii)  Source: Bureau of Labor Statistics. Data as of April 30, 2019.

(ix)  Source: Federal Reserve Bank of St. Louis. Data as of April 30, 2019.

(x)  Source: Eurostat. Data as of April 30, 2019.

(xi)  Source: Deutsche Bank. Data as of April 30, 2019.

Performance Analysis

All share classes of the Fund underperformed both the Index and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2019, assuming no deduction of applicable sales charges.

The Fund performed well on an absolute basis, but underperformance relative to the Index over the reporting period can largely be attributed to the portfolio's duration positioning, which ranged from 0.5 years to 0.8 years shorter than the Index over this time period. Given the rally in interest rates, this shorter duration positioning detracted from the portfolio returns relative to Index returns. The Fund's positions in U.S. non-agency RMBS, European RMBS, U.S. CMBS and U.S. ABS all performed well on an absolute basis, but each sector underperformed the Index due to their shorter duration nature, and the corresponding lesser benefit from the rally in rates. The Fund's agency MBS positions, which included both pass-throughs and collateralized mortgage obligations (CMOs), outperformed the Index, but the Fund was underweight these agency MBS sectors during the six-month reporting period.

We believe the U.S. economy may continue to experience slow positive growth, which could benefit the credit-oriented, non-agency RMBS, CMBS and ABS sectors. We also believe that interest rates are poised to move higher given the strength of the U.S. economy, and therefore, at the close of the reporting period, we have maintained a portfolio duration that is slightly shorter than that of the Index. We believe that U.S. home prices could continue to rise, albeit more likely at a slower pace than in the last several years. In our view, agency mortgage bonds will likely underperform in the coming months due to the continued reduction of the Fed's MBS holdings, and, at the close of the reporting period, we favored more credit-sensitive securitized assets such as non-agency MBS, CMBS and ABS, which we believe may be more likely to outperform agency MBS in a healthy economy.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 4/30/19
Mortgages — Other	34.9%
Asset-Backed Securities	30.7
Agency Fixed Rate Mortgages	18.7
Short-Term Investments	9.8
Commercial Mortgage-Backed Securities	4.3
Collateralized Mortgage Obligations — Agency Collateral Series	1.5
Corporate Bond	0.1

*  Does not include open long/short futures contracts with a value of $25,903,945 and net unrealized appreciation of $293,070. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $355,763.

LONG-TERM CREDIT ANALYSIS as of 4/30/19
AAA	38.5%
AA	6.7
A	8.9
BBB	7.2
BB	7.3
B or less	11.4
Not Rated	20.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition data are stated as a percentage of total investments and all percentages for long-term credit analysis data are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2019
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class L Shares** (since 07/28/97) MTGCX	Class I Shares† (since 07/28/97) MTGDX	Class C Shares†† (since 04/30/15) MSMTX		Class IS Shares††† (since 06/15/18) MORGX
1 Year	4.57 0.09[4]	%[3]	4.31 —%[3]	4.98 —%[3]	3.81 2.81[4]	%[3]	— —
5 Years	4.16[3] 3.25[4]		3.89[3] —	4.55[3] —	— —		— —
10 Years	5.05[3] 4.59[4]		4.66[3] —	5.42[3] —	— —		— —
Since Inception	4.58[3] 4.37[4]		3.99[3] —	4.77[3] —	3.16[3] 3.16[4]		4.50 —%[3]
Gross Expense Ratio	1.31		1.66	1.05	2.07		13.46

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class L, Class I, Class C and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class IS has no sales charge.

(1)  The Bloomberg Barclays U.S. Mortgage-Backed Securities (MBS) Index tracks agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mae (FHLMC). This Index is the Mortgage-Backed Securities Fixed Rate component of the Bloomberg Barclays U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/18 – 04/30/19.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/18	04/30/19	11/01/18 – 04/30/19
Class A
Actual (4.16% return)	$1,000.00	$1,041.60	$4.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.93	$4.91
Class L
Actual (4.05% return)	$1,000.00	$1,040.50	$6.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.41
Class I
Actual (4.40% return)	$1,000.00	$1,044.00	$3.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.42	$3.41
Class C
Actual (3.82% return)	$1,000.00	$1,038.20	$8.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.31	$8.55
Class IS
Actual (4.43% return)	$1,000.00	$1,044.30	$3.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.72	$3.11

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.98%, 1.28%, 0.68%, 1.71% and 0.62% for Class A, Class L, Class I, Class C and Class IS shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.19%, 1.59%, 0.90%, 1.90% and 9.54% for Class A, Class L, Class I, Class C and Class IS shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (20.3%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$1		10.00%	05/01/19 - 12/01/20	$1,447
	Gold Pools:
697		3.50	01/01/44 - 06/01/45	710,132
1,279		4.00	12/01/41 - 10/01/45	1,322,276
1,325		4.50	03/01/41 - 01/01/49	1,394,631
119		5.00	12/01/40 - 05/01/41	128,171
18		5.50	07/01/37	19,887
20		6.00	12/01/37	22,468
16		6.50	06/01/29 - 09/01/33	17,732
56		7.50	05/01/35	64,442
29		8.00	08/01/32	33,526
42		8.50	08/01/31	50,642
(a)		10.00	10/01/21	328
	May TBA:
1,500	(b)	4.00	05/01/49	1,540,544
	Federal National Mortgage Association,
	Conventional Pools:
5,181		3.50	09/01/42 - 05/01/49	5,238,261
2,913		4.00	04/01/45 - 01/01/49	3,015,392
697		4.50	08/01/40 - 11/01/48	721,544
216		5.00	11/01/40 - 07/01/41	232,733
13		5.50	08/01/37	13,813
461		6.50	02/01/28 - 12/01/33	509,053
15		7.00	07/01/23 - 06/01/32	15,175
71		7.50	08/01/37	81,913
73		8.00	04/01/33	86,550
72		8.50	10/01/32	86,938
58		9.50	04/01/30	65,132
	May TBA:
1,010	(b)	3.50	05/01/49	1,019,258
4,500	(b)	4.00	05/01/49	4,618,301
5,400	(b)	4.50	05/01/49	5,619,691
2,050	(b)	5.00	05/01/49	2,160,948

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association,
	Various Pools:
$701		5.00%		04/20/49	$723,724
600		4.50		04/20/49	624,770
609		3.50		10/20/44 - 05/20/45	620,504
708		4.00		07/15/44 - 01/20/49	729,627
1,496		4.50		01/20/49 - 04/20/49	1,536,850
2,670		5.00		05/20/41 - 03/20/49	2,780,570
299		5.50		02/20/49	310,807
(a)		11.00		04/15/21	68
	Total Agency Fixed Rate Mortgages (Cost $36,179,838)				36,117,848
	Asset-Backed Securities (33.4%)
405	ABFC 2004-OPT2 Trust, 1 Month USD LIBOR + 0.78%	3.257	(c)	10/25/33	389,686
	American Credit Acceptance Receivables Trust
500	(d)	5.02		12/10/24	504,966
400	2019-1 (d)	4.84		04/14/25	404,236
	American Homes 4 Rent
500	(d)	5.885		04/17/52	529,359
415	Trust (d)	6.231		10/17/36	455,650
	Amortizing Residential Collateral Trust
279	1 Month USD LIBOR + 0.64%	3.126	(c)	10/25/31	273,533
293	1 Month USD LIBOR + 0.76%	3.237	(c)	10/25/32	293,393
691	Amortizing Residential Collateral Trust 2001-BC1, 1 Month USD LIBOR + 0.50%	2.977	(c)	12/25/30	675,193
	Argent Securities, Inc. Asset-Backed Pass-Through
	Certificates
600	1 Month USD LIBOR + 5.63%	3.873	(c)	12/25/33	594,870
340	1 Month USD LIBOR + 1.88%	4.352	(c)	04/25/34	347,370
618	Asset-Backed Pass-Through Certificates, 1 Month USD LIBOR + 0.83%	3.302	(c)	04/25/34	612,888
	Avant Loans Funding Trust
300	(d)	4.65		04/15/26	301,669
200	(d)	4.79		05/15/24	201,583
258	(d)	6.05		05/15/24	258,897
110	(d)	8.83		08/15/22	110,199
54	Bayview Opportunity Master Fund Trust (d)	3.82		04/28/33	53,773
319	Bear Stearns Asset-Backed Securities Trust	4.323	(c)	07/25/36	321,186

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Bear Stearns Asset-Backed Securities Trust
	$28	1 Month USD LIBOR + 0.32%	2.797	(c)%	01/25/47	$27,587
	202	1 Month USD LIBOR + 1.30%	3.777	(c)	10/27/32	200,584
	190	1 Month USD LIBOR + 1.95%	4.427	(c)	12/25/42	193,909
	844	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (d)	2.887	(c)	10/20/40	793,034
	52	CAM Mortgage Trust (d)	3.96		12/01/65	51,679
	216	Cendant Mortgage Corp. (d)	6.00	(c)	07/25/43	226,462
	310	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (d)	3.887	(c)	03/20/43	310,604
	800	Citicorp Residential Mortgage Trust	5.34		03/25/37	840,754
		Conn's Receivables Funding LLC
	450	(d)	5.95		11/15/22	455,543
	698	2018-A (d)	6.02		01/15/23	703,024
	600	2019-A (d)	4.36		10/16/23	601,125
	800	2019-A (d)	5.29		10/16/23	800,929
		Countrywide Asset-Backed Certificates
	91	1 Month USD LIBOR + 0.62% (d)	3.097	(c)	06/25/33	92,283
	700	1 Month USD LIBOR + 1.73%	4.202	(c)	05/25/35	705,409
		Credit-Based Asset Servicing & Securitization LLC
	287	1 Month USD LIBOR + 1.60% (d)	4.077	(c)	09/25/35	291,171
	95	1 Month USD LIBOR + 3.08%	5.552	(c)	08/25/30	95,558
	240	(d)	6.75		05/25/36	260,233
	392	CWABS, Inc. Asset-Backed Certificates	5.132		02/25/34	392,823
		DT Auto Owner Trust
	400	(d)	4.94		02/17/26	405,900
	300	(d)	5.33		11/17/25	307,363
	250	(d)	5.42		03/17/25	255,498
	193	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.00% (d)	3.477	(c)	11/25/30	194,041
		Exeter Automobile Receivables Trust
	400	(d)	4.64		10/15/24	402,115
	200	(d)	5.38		07/15/25	206,106
	150	(d)	5.43		08/15/24	154,549
	200	(d)	6.40		07/17/23	206,494
	500	2017-3 (d)	5.28		10/15/24	510,849
	360	2019-1	5.20		01/15/26	369,167
CAD	650	Fairstone Financial Issuance Trust I (Canada) (d)	3.948		03/21/33	489,598
	$316	FCI Funding 2019-1 LLC (d)	3.63		02/18/31	316,039

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Finance of America Structured Securities Trust
	$2,000	(d)	5.682	(c)%	04/25/29	$2,003,000
	3,300	(d)	6.00	(c)	09/25/28 - 04/25/29	3,182,940
	410	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (d)	2.889	(c)	02/27/35	386,086
	364	FREED ABS TRUST (d)	4.61		10/20/25	370,791
	885	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.28%	3.752	(c)	02/25/33	876,819
	450	GLS Auto Receivables Issuer Trust 2019-1 (d)	4.94		12/15/25	455,906
		GLS Auto Receivables Trust
	550		4.91		02/17/26	549,974
	350	(d)	5.02		01/15/25	353,496
	450	(d)	5.34		08/15/25	461,527
EUR	552	Grand Canal Securities GCS 2 A REGS, 1 Month EURIBOR + 1.00% (Ireland)	0.632	(c)	12/24/58	611,865
		Home Partners of America Trust,
	$500	1 Month USD LIBOR + 2.35% (d)	4.824	(c)	07/17/37	500,173
	550	1 Month USD LIBOR + 4.70% (d)	7.174	(c)	10/17/33	552,252
	224	2016-2 Trust, 1 Month USD LIBOR + 2.40% (d)	4.874	(c)	10/17/33	224,443
		Invitation Homes Trust
	300	1 Month USD LIBOR + 1.65% (d)	4.124	(c)	07/17/37	300,872
	500	1 Month USD LIBOR + 2.00% (d)	4.473	(c)	06/17/37	502,143
	400	1 Month USD LIBOR + 2.00% (d)	4.474	(c)	03/17/37	399,866
	500	1 Month USD LIBOR + 2.25% (d)	4.724	(c)	12/17/36	500,258
	487	Kestrel Aircraft Funding Ltd. (d)	4.25		12/15/38	492,015
	344	Labrador Aviation Finance Ltd. (d)	4.30		01/15/42	348,250
	500	Lehman ABS Manufactured Housing Contract Trust	6.63	(c)	04/15/40	528,234
GBP	103	Marketplace Originated Consumer Assets PLC, 2017-1 (United Kingdom)	2.633		12/20/27	133,283
	218	1 Month GBP LIBOR + 7.00% (United Kingdom)	7.733	(c)	10/20/24	287,611
	$169	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 1.50%	3.977	(c)	05/25/33	169,581
	250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.48%	4.952	(c)	09/25/34	250,681
	339	MERIT Securities Corp.	7.709	(c)	12/28/33	354,603
	432	METAL LLC (Cayman Islands) (d)	4.581		10/15/42	433,198
	286	Mid-State Capital Corp. Trust	7.758		01/15/40	327,880

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$329	Morgan Stanley ABS Capital I, Inc. Trust (See Note 9), 1 Month USD LIBOR + 0.68%	3.157	(c)%	08/25/34	$328,620
	180	Morgan Stanley Dean Witter Capital I, Inc. Trust 1 Month USD LIBOR + 1.28% (See Note 9),	3.752	(c)	02/25/32	180,511
		Nationstar HECM Loan Trust
	850	(d)	3.967	(c)	09/25/27	854,250
	2,050	(d)	6.00	(c)	02/25/28 - 07/25/28	2,005,840
	2,000	Nationstar HECM Loan Trust 2018-3 (d)	6.00	(c)	11/25/28	1,931,600
		New Century Home Equity Loan Trust
	142	1 Month USD LIBOR + 0.80%	3.277	(c)	11/25/33	128,518
	145	1 Month USD LIBOR + 1.35%	3.827	(c)	03/25/33	146,563
	385	New Residential Mortgage LLC (d)	4.89		05/25/23	388,623
		Newday Funding PLC,
GBP	250	1 Month GBP LIBOR + 2.10% (United Kingdom) (d)	2.834	(c)	08/15/26	322,204
	400	2015-2, (United Kingdom)	3.134		12/15/26	528,826
	339	1 Month GBP LIBOR + 3.30% (United Kingdom) 2016-1,	4.034	(c)	11/15/24	443,993
	200	1 Month GBP LIBOR + 4.35% (United Kingdom)	5.084	(c)	06/15/24	261,788
	200	Newday Partnership Funding PLC, 1 Month GBP LIBOR + 2.10% (United Kingdom)	2.834	(c)	12/15/27	260,554
	$468	Newtek Small Business Loan Trust 2018-1, 1 Month USD LIBOR + 1.70% (d)	4.177	(c)	02/25/44	468,585
	200	NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.58%	4.052	(c)	12/25/34	202,072
		NRZ Excess Spread-Collateralized Notes
	287	(d)	4.374		01/25/23	286,285
	370	(d)	4.593		02/25/23	370,527
	348	Oak Hill Advisors Residential Loan Trust (d)	3.00		07/25/57	346,166
		Oakwood Mortgage Investors, Inc.
	849		7.405	(c)	06/15/31	269,299
	133		7.72		04/15/30	139,765
	274		7.84	(c)	11/15/29	291,110
		Ocwen Master Advance Receivables Trust
	516	(d)	3.892		08/15/49	516,157
	112	(d)	4.188		08/15/50	112,505
	200	(d)	4.236		08/15/49	200,024
	150	(d)	4.532		08/15/50	150,671
	300	OnDeck Asset Securitization Trust LLC (d)	4.02		04/18/22	301,759
	800	Oxford Finance Funding 2019-1 LLC (d)	4.459		02/15/27	809,594

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		PNMAC GMSR Issuer Trust,
	$500	1 Month USD LIBOR + 2.35% (d)	4.827	(c)%	04/25/23	$500,625
	400	1 Month USD LIBOR + 2.85% (d)	5.336	(c)	02/25/23	401,200
	500	2018-GT2, 1 Month USD LIBOR + 2.65% (d)	5.127	(c)	08/25/25	502,151
	445	Pretium Mortgage Credit Partners LLC (d)	4.826		09/25/58	450,256
	300	Progress Residential Trust (d)	4.38		03/17/35	304,974
	308	Prosper Marketplace Issuance Trust (d)	5.50		10/15/24	308,176
	600	PRPM 2019-2 LLC (d)	3.967		04/25/24	600,000
		RCO V Mortgage LLC
	309	(d)	4.00		05/25/23	310,335
	537	(d)	4.458		10/25/23	543,879
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	270,237
	1,300	RMF Buyout Issuance Trust 2018-1	6.00		11/25/28	1,244,750
	271	S-Jets Ltd. (Bermuda) (d)	3.967		08/15/42	271,565
		Shenton Aircraft Investment I Ltd.
	422	(d)	4.75		10/15/42	427,572
	326	(d)	5.75		10/15/42	324,093
		Skopos Auto Receivables Trust
	300	(d)	3.93		05/16/22	300,230
	490	(d)	4.77		04/17/23	491,720
	500	(d)	8.36		08/15/21	503,427
		SLM Student Loan Trust,
EUR	624	3 Month EURIBOR + 0.55%	0.239	(c)	07/25/39	679,841
	359	2004-5, 3 Month EURIBOR + 0.40%	0.089	(c)	10/25/39	389,485
GBP	215	Small Business Origination Loan Trust, 1 Month GBP LIBOR + 2.00% (United Kingdom)	2.73	(c)	12/15/26	280,209
	$314	Sprite 2017-1 Ltd. (d)	4.25		12/15/37	314,936
	226	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes (d)	4.50		10/17/50	227,643
	259	Stanwich Mortgage Loan Trust (d)	4.50		10/18/23	261,004
	250	START Ireland (Bermuda) (d)	4.089		03/15/44	250,846
	350	Tricon American Homes Trust (d)	5.151		09/17/34	355,916
		Upstart Securitization Trust
	345		3.887		08/20/25	345,161
	250	(d)	4.445		12/22/25	251,754
	500	(d)	5.59		03/20/25	508,468
	336	US Auto Funding 2019-1 LLC (d)	3.99		12/15/22	337,631
	198	Vantage Data Centers Issuer LLC (d)	4.072		02/16/43	200,212

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Veros Automobile Receivables Trust
$400	(d)	3.98%		04/17/23	$397,961
500	(d)	4.65		02/15/24	508,649
552	VOLT LXXIII LLC (d)	4.458		10/25/48	557,324
375	VOLT LXXV LLC (d)	4.336		01/25/49	378,427
345	WAVE Trust (d)	3.844		11/15/42	346,067
	Total Asset-Backed Securities (Cost $59,009,554)				59,339,761
	Collateralized Mortgage Obligations - Agency Collateral Series (1.6%)
	Federal Home Loan Mortgage Corporation,
	IO
6,274		0.793	(c)	10/25/20	46,095
2,009		1.436	(c)	11/25/19	8,433
	IO REMIC
284		1.64	(c)	10/15/41	14,715
521		1.677	(c)	10/15/39	26,082
584		1.742	(c)	04/15/39	30,237
1,095		1.751	(c)	10/15/40	55,646
1,777		1.785	(c)	09/15/41	90,248
839		1.797	(c)	08/15/42	47,166
1,217	6.00% - 1 Month USD LIBOR	3.527	(c)	11/15/43 - 06/15/44	173,575
206	6.05% - 1 Month USD LIBOR	3.577	(c)	04/15/39	12,051
217		4.00		04/15/39	20,496
111		5.00		08/15/41	16,802
	IO STRIPS
2,599		1.389	(c)	10/15/37	115,169
104		7.00		06/15/30	23,465
127		7.50		12/15/29	34,306
	REMIC
197	12.00% - 2.67 x 1 Month USD LIBOR	5.329	(e)	12/15/43	190,598
	Federal National Mortgage Association,
	IO
1,059	6.39% - 1 Month USD LIBOR	3.905	(c)	09/25/20	28,436
	IO REMIC
2,896		1.505	(c)	03/25/46	141,328
1,544		1.643	(c)	05/15/38	87,349
896		1.717	(c)	10/25/39	40,185
1,034		1.868	(c)	03/25/44	51,273
833		3.16		11/25/41	78,284
752		3.50		02/25/39	53,258

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,012	6.05% - 1 Month USD LIBOR	3.573	(c)%	06/25/42	$147,092
493	6.55% - 1 Month USD LIBOR	4.073	(c)	08/25/41	67,171
	IO STRIPS
37		7.00		11/25/27	7,457
97		8.00		05/25/30 - 06/25/30	23,983
50		8.50		10/25/24	7,553
	REMIC
59	1 Month USD LIBOR + 1.20%	3.677	(c)	12/25/23	60,397
46		5.429	(c)	04/25/39	43,548
	Government National Mortgage Association,
	IO
2,582		0.791	(c)	08/20/58	56,624
1,638		3.50		06/20/41 - 10/16/42	309,598
662	6.00% - 1 Month USD LIBOR	3.519	(c)	08/20/42	108,584
830	6.10% - 1 Month USD LIBOR	3.619	(c)	04/20/41 - 08/20/42	138,177
734	6.14% - 1 Month USD LIBOR	3.659	(c)	12/20/43	124,662
566	6.30% - 1 Month USD LIBOR	3.819	(c)	09/20/43	68,725
388	6.55% - 1 Month USD LIBOR	4.073	(c)	08/16/34	49,708
348		4.50		05/20/40	42,509
77		5.00		05/20/39 - 02/16/41	17,060
	IO PAC
174	6.05% - 1 Month USD LIBOR	3.569	(c)	01/20/40	2,318
775	6.15% - 1 Month USD LIBOR	3.669	(c)	10/20/41	47,671
96		5.00		10/20/40	14,029
	IO REMIC
971		3.50		05/20/43	168,134
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,526,234)				2,890,197
	Commercial Mortgage-Backed Securities (4.6%)
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	116,387
350	BBCMS Trust (d)	4.427	(c)	09/10/28	343,491
	Citigroup Commercial Mortgage Trust
220		4.722	(c)	09/10/58	224,509
	IO
2,231		1.085	(c)	09/10/58	100,890
300	COMM 2016-GCT Mortgage Trust (d)	3.577	(c)	08/10/29	294,079
	COMM Mortgage Trust
650	1 Month USD LIBOR + 2.25% (d)	4.723	(c)	02/13/32	650,890
100	(d)	4.906	(c)	07/15/47	96,317
389	(d)	5.062	(c)	11/10/46	380,124

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		IO
	$1,511		1.037	(c)%	10/10/47	$39,618
	200	Commercial Mortgage Lease-Backed Certificates (d)	8.05	(c)	06/20/31	214,484
		Commercial Mortgage Pass-Through Certificates
	187	(d)	4.79	(c)	02/10/47	181,622
		IO
	2,403		0.77	(c)	02/10/47	59,410
	127	Commercial Mortgage Trust 2004-GG1 (d)	6.608	(c)	06/10/36	127,198
	1,825	COOF Securitization Trust, IO (d)	2.888	(c)	10/25/40	130,372
	3,591	COOF Securitization Trust II, IO (d)	2.198	(c)	08/25/41	260,754
EUR	366	DECO 2015 - HARP DAC, 3 Month EURIBOR + 2.40% (Ireland)	2.40	(c)	04/27/27	415,978
	$6,679	GS Mortgage Securities Corp. II, IO (d)	0.61	(c)	10/10/32	104,358
		GS Mortgage Securities Trust
	450		3.345		07/10/48	404,434
	370	(d)	4.908	(c)	08/10/46	373,401
		IO
	1,952		0.926	(c)	09/10/47	59,340
	1,585		1.229	(c)	04/10/47	57,541
		JP Morgan Chase Commercial Mortgage Securities Trust
	85		5.464	(c)	01/15/49	84,796
	400	1 Month USD LIBOR + 3.25% (d)	5.723	(c)	11/15/31	404,236
	250	1 Month USD LIBOR + 3.75% (d)	6.223	(c)	11/15/31	252,697
		IO
	1,810		0.884	(c)	12/15/49	64,191
		JPMBB Commercial Mortgage Securities Trust
	267	(d)	4.856	(c)	04/15/47	257,120
		IO
	3,230		0.933	(c)	01/15/47	94,964
	190	2015-C31 (d)	10.978		08/15/48	197,815
		KGS-Alpha SBA COOF Trust,
		IO
	1,489	(d)	3.127	(c)	04/25/40	96,061
	1,405	(d)	4.041	(c)	07/25/41	169,302
	600	Natixis Commercial Mortgage Securities Trust (d)	4.556	(c)	02/15/39	602,865
	500	SG Commercial Mortgage Securities Trust 2019-787E (d)	4.66	(c)	02/15/41	475,244
GBP	300	Taurus 2018-2 UK DAC, 3 Month GBP LIBOR + 1.10% (United Kingdom)	1.994	(c)	05/22/28	388,079

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$3,980	UBS Commercial Mortgage Trust, IO	1.061	(c)%	03/15/51	$262,730
	306	Wells Fargo Commercial Mortgage Trust (d)	3.153		09/15/57	254,951
		Total Commercial Mortgage-Backed Securities (Cost $7,863,412)				8,240,248
		Corporate Bond (0.1%)
		Finance
	350	DP Facilities Data Center Subordinated Pass-Through Trust (d) (Cost $226,981)	0.00	(c)	11/10/28	217,875
		Mortgages - Other (37.9%)
		Adjustable Rate Mortgage Trust
	196		4.011	(c)	04/25/35	189,484
	145		4.214	(c)	02/25/36	130,134
		Alba PLC
GBP	303	2005-1, 3 Month GBP LIBOR + 0.60% (United Kingdom)	1.46	(c)	11/25/42	367,047
	285	2006-2, 3 Month GBP LIBOR + 0.46% (United Kingdom)	1.305	(c)	12/15/38	336,277
		Alternative Loan Trust
	107		5.50		02/25/25 - 01/25/36	100,926
	292		5.75		03/25/34	309,437
	108	40.02% - 6 x 1 Month USD LIBOR	25.16	(e)	05/25/37	185,203
	407	Alternative Loan Trust Resecuritization	6.25	(c)	08/25/37	326,770
		American Home Mortgage Investment Trust
	261	(d)	6.60		01/25/37	106,379
		IO
	1,084		2.078		05/25/47	174,888
		Banc of America Funding Trust
	618	2005-5	5.50		09/25/35	645,698
	107		5.25		07/25/37	102,319
		Banc of America Mortgage Trust
	(b)		5.25		11/25/19	444
	174		5.50		04/25/35	176,989
	767	Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3.29 x 1 Month USD LIBOR	17.498	(e)	03/25/36	606,078
	6,429	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	130,804
		Cascade Funding Mortgage Trust
	343	(d)	4.58		06/25/48	344,212
	1,324	2018-RM2	4.00		10/25/68	1,300,327
EUR	329	Challenger Millennium Series 2007-1E Trust, 3 Month EURIBOR + 0.32% (Australia)	0.01	(c)	04/07/38	357,228

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$300	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (d)	5.227	(c)%	05/25/23	$300,743
		CHL Mortgage Pass-Through Trust
	394		3.824	(c)	09/25/34	294,816
	176		4.178	(c)	05/20/34	178,026
	372		4.666	(c)	10/25/33	379,049
	378		5.50		10/25/34	383,838
	253		6.25		11/25/32	257,242
	108	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	98,312
GBP	179	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	1.295	(c)	12/15/40	199,050
	$700	COMM Mortgage Trust, 1 Month USD LIBOR + 4.25% (d)	6.723	(c)	02/13/32	702,778
	400	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	5.777	(c)	02/25/32	378,829
		CSFB Mortgage-Backed Pass-Through Certificates
	424	1 Month USD LIBOR + 0.72%	3.197	(c)	05/25/34	420,918
	429		4.362	(c)	05/25/34	438,152
	508		6.50		11/25/35	197,633
EUR	500	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.44	(c)	05/25/57	521,167
		E-MAC NL BV,
	288	3 Month EURIBOR + 0.18% (Netherlands)	1.952	(c)	07/25/36	306,749
	168	2005-I BV, 3 Month EURIBOR + 0.23% (Netherlands)	4.192	(c)	04/25/38	157,130
	454	2005-III, 3 Month EURIBOR + 0.17% (Netherlands)	1.852	(c)	07/25/38	483,603
		E-MAC Program BV
	574	3 Month EURIBOR + 0.13%	0.00	(c)	04/25/39	591,096
	600	3 Month EURIBOR + 2.00%	1.689	(c)	01/25/48	658,661
	236	E-MAC Program II BV, 3 Month EURIBOR + 2.00% (Netherlands)	1.689	(c)	04/25/48	256,140
		EMF-NL Prime,
	436	3 Month EURIBOR + 0.80% (Netherlands)	0.49	(c)	04/17/41	460,227
	200	2008-ABV, 3 Month EURIBOR + 0.85% (Netherlands)	0.54	(c)	04/17/41	187,709
	304	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(c)	08/02/50	299,064
	$500	Eurosail PLC 2006-2bl, 3 Month USD LIBOR + 0.24% (United Kingdom) (d)	2.851	(c)	12/15/44	474,688

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Eurosail BV
EUR	386	3 Month EURIBOR + 1.50%	1.19	(c)%	10/17/40	$431,895
	750	3 Month EURIBOR + 1.80%	1.49	(c)	10/17/40	815,014
	300	3 Month EURIBOR + 2.20%	1.89	(c)	10/17/40	312,571
GBP	647	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.793	(c)	06/13/45	830,555
	659	Eurosail-UK PLC 2007-4bl, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.793	(c)	06/13/45	855,639
		Federal Home Loan Mortgage Corporation
	2,183		3.00		09/25/45 - 05/25/47	2,136,006
	939		3.50		05/25/45 - 05/25/47	939,301
EUR	431	Fondo de Titulizacion de Activos UCI 17, 3 Month EURIBOR + 0.16% (Spain)	0.00	(c)	12/17/49	446,545
	$985	Freddie Mac Structured Agency Credit Risk Debt Notes	3.00		03/25/58	945,470
	528	Galton Funding Mortgage Trust (d)	4.00	(c)	11/25/57 - 02/25/59	535,480
EUR	601	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(c)	06/21/46	603,251
		Great Hall Mortgages No. 1 PLC
	200	3 Month EURIBOR + 0.22%	0.00	(c)	03/18/39	201,834
GBP	400	3 Month GBP LIBOR + 0.30% (United Kingdom)	1.146	(c)	06/18/39	455,767
	$61	GreenPoint Mortgage Funding Trust, 1 Month USD LIBOR + 0.16%	2.637	(c)	02/25/37	60,000
EUR	730	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.05	(c)	08/28/39	751,734
	$271	GSAA Trust	6.00		04/01/34	288,054
		GSR Mortgage Loan Trust
	59	1 Month USD LIBOR + 0.25%	2.727	(c)	03/25/35	37,144
	695		4.958	(c)	12/25/34	690,135
	192		5.00		02/25/34	197,186
	8		5.50		11/25/35	8,106
	219		6.00		09/25/35	231,534
	436	2004-12	4.437	(c)	12/25/34	442,511
		HarborView Mortgage Loan Trust
	137	1 Month USD LIBOR + 0.19%	2.677	(c)	01/19/38	130,428
	253		4.478	(c)	05/19/33	258,428
EUR	104	Hipocat 11 FTA, 3 Month EURIBOR + 0.13% (Spain)	0.00	(c)	01/15/50	108,372
	891	IM Pastor 3 FTH, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/43	896,130

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	224	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)%	03/22/44	$231,658
	$182	Impac CMB Trust, 1 Month USD LIBOR + 0.80%	3.272	(c)	10/25/34	175,928
	335	IndyMac INDX Mortgage Loan Trust 2004-AR9	4.617	(c)	11/25/34	342,399
	188	JP Morgan Mortgage Trust (d)	3.674	(c)	07/27/37	185,291
EUR	260	Landmark Mortgage Securities PLC No. 1, 3 Month EURIBOR + 0.60% (United Kingdom)	0.291	(c)	06/17/38	274,803
		Lansdowne Mortgage Securities PLC
	316	No. 1, 3 Month EURIBOR + 0.30% (Ireland)	0.00	(c)	06/15/45	335,139
	572	No. 2, 3 Month EURIBOR + 0.34% (Ireland)	0.031	(c)	09/16/48	576,218
	$60	Lehman Mortgage Trust	5.50		11/25/35	56,647
	600	LHOME Mortgage Trust (d)	4.58		10/25/23	602,256
EUR	350	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.11	(c)	12/01/60	347,208
		Magnolia Finance XI DAC
	445	3 Month EURIBOR + 2.75% (d)	2.75	(c)	04/20/20	498,908
		IO
	445	(d)	0.25		04/20/20	324
		Mansard Mortgages PLC
GBP	220	3 Month GBP LIBOR + 0.30% (United Kingdom)	1.121	(c)	04/15/49	266,700
	189	3 Month GBP LIBOR + 0.60% (United Kingdom)	1.421	(c)	10/15/48	234,029
	500	2007-2, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.645	(c)	12/15/49	593,440
	$71	MASTR Adjustable Rate Mortgages Trust	4.737	(c)	02/25/36	70,104
		MASTR Alternative Loan Trust
	157		5.00		05/25/18	160,633
	178		6.00		05/25/33	189,486
	157	MASTR Reperforming Loan Trust (d)	7.50		05/25/35	158,113
	483	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (d)	4.743	(c)	09/28/32	431,077
		Merrill Lynch Mortgage Investors Trust
	33	6 Month USD LIBOR + 0.50%	3.177	(c)	04/25/29	32,599
	106		4.485	(c)	01/25/37	108,858
	133		4.528	(c)	08/25/33	138,900
	206		4.867	(c)	02/25/34	213,095
		Moorgate Funding Ltd.
GBP	520	1 Month GBP LIBOR + 1.10% (United Kingdom)	1.834	(c)	10/15/50	678,433
	600	1 Month GBP LIBOR + 1.50% (United Kingdom)	2.234	(c)	10/15/50	782,748

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$162	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9)	4.029	(c)%	03/25/33	$161,340
	88	Morgan Stanley Mortgage Loan Trust (See Note 9)	4.801	(c)	02/25/34	90,766
GBP	500	Mortgage Funding 2008-1 PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	4.043	(c)	03/13/46	663,405
	$293	National City Mortgage Capital Trust	6.00		03/25/38	302,577
GBP	260	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.845	(c)	12/15/50	331,082
	$386	NRPL Trust (d)	4.25	(c)	07/25/67	387,402
	300	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2005-1, 1 Month USD LIBOR + 2.03%	4.502	(c)	02/25/35	303,831
		Paragon Mortgages PLC
	214	No. 9, 3 Month USD LIBOR + 0.36% (United Kingdom)	3.044	(c)	05/15/41	206,248
		Paragon Mortgages PLC
EUR	400	No. 14, 3 Month EURIBOR + 0.36% (United Kingdom)	0.05	(c)	09/15/39	389,114
		Paragon Mortgages PLC
GBP	61	No. 9, 3 Month GBP LIBOR + 1.04% (United Kingdom)	1.91	(c)	05/15/41	75,463
AUD	277	Pepper Residential Securities (Australia)	3.914		03/10/58	193,306
	$680	Preston Ridge Partners Mortgage (d)	4.50		01/25/24	688,164
EUR	77	Provide Blue PLC, 3 Month EURIBOR + 2.25% (Germany)	1.94	(c)	01/07/27	87,570
		RALI Trust
	$13		5.50		04/25/22	12,603
	683		6.00		05/25/36 - 11/25/36	628,583
	187	RBSSP Resecuritization Trust (d)	21.70	(c)	09/26/37	293,838
	289	RCO 2018-VFS1 Trust (d)	4.27	(c)	12/26/53	294,774
	396	Reperforming Loan REMIC Trust (d)	8.50		06/25/35	418,188
	14,359	Residential Asset Securitization Trust, IO	0.50		04/25/37	406,727
	500	RESIMAC, 1 Month USD LIBOR + 1.45% (Australia) (d)	3.934	(c)	09/11/48	505,592
EUR	576	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.14	(c)	12/15/43	581,827
		Ripon Mortgages PLC
GBP	319	3 Month GBP LIBOR + 1.50% (United Kingdom)	2.359	(c)	08/20/56	415,147
	470	3 Month GBP LIBOR + 1.80% (United Kingdom)	2.659	(c)	08/20/56	613,342
		Rochester Financing No. 2 PLC
	354	3 Month GBP LIBOR + 1.75% (United Kingdom)	2.596	(c)	06/18/45	466,199
	300	3 Month GBP LIBOR + 2.75% (United Kingdom)	3.596	(c)	06/18/45	395,987

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
GBP	200	Rochester Financing No. 2 PLC, 3 Month GBP LIBOR + 2.25% (United Kingdom)	3.096	(c)%	06/18/45	$263,994
AUD	600	Sapphire Trust 2019-1 A1L (Australia)	3.127		03/21/50	423,798
		Seasoned Credit Risk Transfer Trust
	1,073		2.75		01/25/56 - 06/25/57	1,061,313
	5,275		3.00		09/25/55 - 07/25/58	5,159,231
	3,200		3.50		06/25/57 - 07/25/58	3,201,320
	1,586	(d)	4.00	(c)	08/25/56 - 03/25/58	1,613,215
	959		4.50		06/25/57	1,001,375
	624	2017-2	2.75		08/25/56	605,683
	709	2017-3	3.00		07/25/56	702,123
	1,159	2018-1	2.50		05/25/57	1,144,325
	89	2018-1	3.00		05/25/57	88,797
	250	2019-1 (d)	4.75	(c)	07/25/58	238,402
	156	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.78%	3.267	(c)	01/20/36	148,926
	1,137	Sequoia Mortgage Trust 6, 1 Month USD LIBOR + 0.64%	3.127	(c)	04/19/27	1,116,139
		Structured Adjustable Rate Mortgage Loan Trust
	13		4.084	(c)	06/25/37	12,970
	480		4.46	(c)	02/25/35	486,520
		Structured Asset Mortgage Investments II Trust
	100		2.541	(c)	04/19/35	95,467
	184	1 Month USD LIBOR + 0.46%	2.937	(c)	05/25/45	181,109
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates
	523		4.662	(c)	11/25/30	520,916
	288		4.75		10/25/34	298,577
	699	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (d)	4.327	(c)	05/25/47	609,817
EUR	600	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(c)	12/28/50	576,125
GBP	400	THRONES PLC, 3 Month GBP LIBOR + 1.40% (United Kingdom)	2.246	(c)	03/18/50	521,994
	350	Towd Point Mortgage Funding 2016-Auburn 10 Plc, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.323	(c)	04/20/45	455,830

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
GBP	250	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.221	(c)%	07/15/51	$334,092
	$393	VCAT Asset Securitization, LLC	4.36		02/25/49	395,405
		Warwick Finance Residential Mortgages No. 2 PLC
GBP	400	3 Month GBP LIBOR + 2.00% (United Kingdom)	2.839	(c)	09/21/49	523,627
	200	3 Month GBP LIBOR + 2.20% (United Kingdom)	3.039	(c)	09/21/49	261,058
	$180	Washington Mutual Mortgage Pass-Through Certificates Trust	4.344	(c)	09/25/33	185,456
	351	Wells Fargo Mortgage-Backed Securities Trust	4.465	(c)	06/25/33	357,987
		Total Mortgages - Other (Cost $65,905,528)				67,309,014
		Short-Term Investments (10.7%)
		U.S. Treasury Security (0.5%)
	820	U.S. Treasury Bill (f)(g) (Cost $814,042)	2.494		08/22/19	814,210
NUMBER OF SHARES (000)
		Investment Company (8.0%)
	14,137	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $14,137,424)				14,137,424
PRINCIPAL AMOUNT (000)
		Certificates of Deposit (0.4%)
		International Bank (0.4%)
	$650	Royal Bank of Canada, SOFR + 0.51% (Canada) (d) (Cost $650,000)	2.99	(c)	01/09/20	651,398
		Commercial Paper (1.8%)
		Domestic Bank (0.4%)
	760	JP Morgan Securities (h)	2.942		07/08/19	756,287
		Food & Beverage (0.4%)
	780	Coca-Cola Co. (h)	3.065		12/11/19	767,398

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	International Bank (1.0%)
$1,750	Skandin Ens Banken (Sweden) (h)	2.614%	10/01/19	$1,730,791
	Total Commercial Paper (Cost $3,252,697)			3,254,476
	Total Short-Term Investments (Cost $18,854,163)			18,857,508
	Total Investments (Cost $189,565,710) (i)(j)		108.6%	192,972,451
	Liabilities in Excess of Other Assets		(8.6)	(15,208,372)
	Net Assets		100.0%	$177,764,079

  EURIBOR  Euro Interbank Offered Rate.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  SOFR  Secured Overnight Financing Rate.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Par is less than $500.

  (b)  Security is subject to delayed delivery.

  (c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (d)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (e)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2019.

  (f)  Rate shown is the yield to maturity at April 30, 2019.

  (g)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (h)  The rates shown are the effective yields at the date of purchase.

  (i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

  (j)  At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,310,912 and the aggregate gross unrealized depreciation is $1,255,338, resulting in net unrealized appreciation of $4,055,574.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2019:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA		$231,541	EUR	207,088	05/02/19	$729
Bank of America NA	EUR	5,872		$6,681	06/28/19	63
Bank of America NA	EUR	11,348,505		$12,934,947	06/28/19	144,412
Bank of America NA		$9,396	EUR	8,251	06/28/19	(97)
Bank of America NA		$15,276	GBP	11,634	06/28/19	(59)
Bank of America NA		$80,745	GBP	61,841	06/28/19	140
Barclays Bank PLC	AUD	31		$22	06/28/19	— @
Barclays Bank PLC	EUR	180,289		$203,577	06/28/19	379
Barclays Bank PLC	GBP	1,611		$2,103	06/28/19	(5)
Barclays Bank PLC		$4,300	AUD	6,031	06/28/19	(42)
Barclays Bank PLC		$444	EUR	394	06/28/19	(— @)
BNP Paribas SA	EUR	481,485		$545,071	06/28/19	2,404
BNP Paribas SA	EUR	1,143		$1,301	06/28/19	12
BNP Paribas SA	EUR	97,121		$109,764	06/28/19	303
BNP Paribas SA	EUR	123,650		$139,930	06/28/19	568
BNP Paribas SA		$19,680	EUR	17,310	06/28/19	(170)
BNP Paribas SA		$87,684	EUR	78,362	06/28/19	635
BNP Paribas SA		$12,644	GBP	9,627	06/28/19	(52)
Citibank NA	EUR	331,959		$378,486	06/28/19	4,345
Citibank NA	EUR	363,588		$413,627	06/28/19	3,838
Citibank NA		$5,269	AUD	7,351	06/28/19	(80)
Citibank NA		$6,728	EUR	5,907	06/28/19	(71)
Citibank NA		$54,906	EUR	48,510	06/28/19	(232)
Goldman Sachs International	AUD	284,039		$202,207	06/28/19	1,703
Goldman Sachs International	EUR	34		$38	06/28/19	(— @)
Goldman Sachs International	GBP	10,787,618		$14,297,909	06/28/19	188,215
Goldman Sachs International	GBP	1,994		$2,587	06/28/19	(21)
JPMorgan Chase Bank NA	AUD	599,022		$426,970	06/28/19	4,117
JPMorgan Chase Bank NA	CAD	300,000		$223,925	06/28/19	(337)
JPMorgan Chase Bank NA	CAD	353,444		$265,426	06/28/19	1,212
JPMorgan Chase Bank NA	EUR	472,775		$533,795	06/28/19	945
JPMorgan Chase Bank NA	EUR	360,136		$409,655	06/28/19	3,757
JPMorgan Chase Bank NA	EUR	467		$530	06/28/19	4
JPMorgan Chase Bank NA	EUR	207,088		$232,668	06/28/19	(734)
JPMorgan Chase Bank NA	EUR	469		$526	06/28/19	(3)
JPMorgan Chase Bank NA	GBP	1,650		$2,167	06/28/19	9
JPMorgan Chase Bank NA		$47,321	EUR	41,845	06/28/19	(159)
JPMorgan Chase Bank NA		$9,688	EUR	8,662	06/28/19	75
JPMorgan Chase Bank NA		$19,157	GBP	14,586	06/28/19	(79)
JPMorgan Chase Bank NA		$199,899	GBP	152,854	06/28/19	27
JPMorgan Chase Bank NA		$4,656	GBP	3,569	06/28/19	12
						$355,763

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2019:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 30 yr. Bond	55	Jun-19	$5,500	$8,110,781	$134,110
U.S. Treasury 5 yr. Note	58	Jun-19	5,800	6,707,156	61,600
U.S. Treasury 10 yr. Ultra Long Bond	40	Jun-19	4,000	5,271,250	83,750
U.S. Treasury Ultra Bond	8	Jun-19	800	1,314,250	25,796
Short:
U.S. Treasury 10 yr. Note	14	Jun-19	(1,400)	(1,731,406)	(2,844)
U.S. Treasury 2 yr. Note	13	Jun-19	(2,600)	(2,769,102)	(9,342)
					$293,070

  @  Amount is less than $0.50.

Currency Abbreviations:

AUD  Australian Dollar.

CAD  Canadian Dollar.

EUR  Euro.

GBP  British Pound.

USD  United States Dollar.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities April 30, 2019 (unaudited)

Assets:
Investments in securities, at value (cost $174,686,335)	$178,073,790
Investment in affiliates, at value (cost $14,879,375)	14,898,661
Total investments in securities, at value (cost $189,565,710)	192,972,451
Unrealized appreciation on open foreign currency forward exchange contracts	357,904
Cash (including foreign currency valued at $556,166 with a cost of $557,150)	583,950
Receivable for:
Investments sold	5,443,305
Shares of beneficial interest sold	1,073,927
Interest and paydown	471,563
Variation margin on open futures contracts	49,831
Interest and dividends from affiliates	32,491
Prepaid expenses and other assets	116,522
Total Assets	201,101,944
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	2,141
Due to broker	290,000
Payable for:
Investments purchased	22,569,180
Shares of beneficial interest redeemed	206,826
Trustees' fees	45,060
Advisory fee	39,582
Dividends to shareholders	32,238
Transfer and sub transfer agent fees	18,440
Distribution fee	17,682
Administration fee	11,475
Accrued expenses and other payables	105,241
Total Liabilities	23,337,865
Net Assets	$177,764,079
Composition of Net Assets:
Paid-in-capital	$173,123,090
Total distributable earnings	4,640,989
Net Assets	$177,764,079
Class A Shares:
Net Assets	$60,935,935
Shares Outstanding (unlimited shares authorized, $0.01 par value)	7,085,965
Net Asset Value Per Share	$8.60
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.98
Class L Shares:
Net Assets	$1,139,942
Shares Outstanding (unlimited shares authorized, $0.01 par value)	133,734
Net Asset Value Per Share	$8.52
Class I Shares:
Net Assets	$109,920,277
Shares Outstanding (unlimited shares authorized, $0.01 par value)	13,001,912
Net Asset Value Per Share	$8.45
Class C Shares:
Net Assets	$5,757,772
Shares Outstanding (unlimited shares authorized, $0.01 par value)	674,811
Net Asset Value Per Share	$8.53
Class IS Shares:
Net Assets	$10,153
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,201
Net Asset Value Per Share	$8.45

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2019 (unaudited)

Net Investment Income: Income
Interest (net of $77 foreign withholding tax)	$3,002,486
Interest and dividends from affiliates (Note 9)	271,108
Total Income	3,273,594
Expenses
Advisory fee (Note 4)	359,141
Distribution fee (Class A shares) (Note 5)	76,367
Distribution fee (Class B shares) (Note 5)*	323
Distribution fee (Class L shares) (Note 5)	2,865
Distribution fee (Class C shares) (Note 5)	24,801
Professional fees	84,444
Administration fee (Note 4)	61,130
Sub transfer agent fees and expenses (Class A shares)	24,802
Sub transfer agent fees and expenses (Class B shares)*	44
Sub transfer agent fees and expenses (Class L shares)	407
Sub transfer agent fees and expenses (Class I shares)	26,703
Sub transfer agent fees and expenses (Class C shares)	935
Registration fees	40,997
Transfer agent fees and expenses (Class A shares) (Note 7)	15,213
Transfer agent fees and expenses (Class B shares) (Note 7)*	825
Transfer agent fees and expenses (Class L shares) (Note 7)	1,170
Transfer agent fees and expenses (Class I shares) (Note 7)	7,504
Transfer agent fees and expenses (Class C shares) (Note 7)	1,249
Transfer agent fees and expenses (Class IS shares) (Note 7)	433
Shareholder reports and notices	21,469
Custodian fees (Note 8)	20,058
Trustees' fees and expenses	4,554
Other	30,176
Total Expenses	805,610
Less: waiver of Advisory fees (Note 4)	(125,285)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(7,805)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)*	(801)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(720)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(14,507)
Less: reimbursement of class specific expenses (Class IS shares) (Note 4)	(433)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(18,182)
Net Expenses	637,877
Net Investment Income	2,635,717
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	377,143
Investments in affiliates (Note 9)	4,415
Futures contracts	480,261
Foreign currency forward exchange contracts	314,905
Foreign currency translation	(4,729)
Net Realized Gain	1,171,995
Change in Unrealized Appreciation (Depreciation) on:
Investments	1,855,144
Investments in affiliates (Note 9)	1,606
Futures contracts	933,766
Foreign currency forward exchange contracts	(67,740)
Foreign currency translation	(2,858)
Net Change in Unrealized Appreciation (Depreciation)	2,719,918
Net Gain	3,891,913
Net Increase	$6,527,630

*  All Class B shares were redeemed/converted to Class A shares as of April 30, 2019.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$2,635,717	$4,030,574
Net realized gain (loss)	1,171,995	(439,555)
Net change in unrealized appreciation (depreciation)	2,719,918	(3,150,814)
Net Increase	6,527,630	440,205
Dividends and Distributions to Shareholders:
Class A shares	(996,192)	(1,966,873)
Class B shares*	(1,093)	(5,237)
Class L shares	(17,221)	(45,286)
Class I shares	(1,539,684)	(1,917,051)
Class C shares	(63,180)	(84,706)
Class IS shares	(183)	(139	)(a)
Total Dividends and Distributions to Shareholders	(2,617,553)	(4,019,292)
Net increase from transactions in shares of beneficial interest	44,156,778	21,161,890
Net Increase	48,066,855	17,582,803
Net Assets:
Beginning of period	129,697,224	112,114,421
End of Period	$177,764,079	$129,697,224

*  All Class B shares were redeemed/converted to Class A shares as of April 30, 2019.

(a)  For the period June 15, 2018 through October 31, 2018.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares, Class C shares and Class IS shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, most Class B shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions. Effective February 28, 2019, Class B shares will generally convert to Class A shares approximately six years after the end of the calendar month in which the shares were purchased. As of the reporting period, all Class B shares were redeemed/converted to Class A shares.

The following is a summary of significant accounting policies:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

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Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2019:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$36,117,848	$—	$36,117,848
Asset-Backed Securities	—	59,339,761	—	59,339,761
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,890,197	—	2,890,197
Commercial Mortgage-Backed Securities	—	8,240,248	—	8,240,248
Corporate Bond	—	217,875	—	217,875
Mortgages — Other	—	67,309,014	—	67,309,014
Total Fixed Income Securities	—	174,114,943	—	174,114,943
Short-Term Investments
U.S. Treasury Security	—	814,210	—	814,210
Investment Company	14,137,424	—	—	14,137,424
Certificates of Deposit	—	651,398	—	651,398
Commercial Paper	—	3,254,476	—	3,254,476
Total Short-Term Investments	14,137,424	4,720,084	—	18,857,508

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Foreign Currency Forward Exchange Contracts	$—	$357,904	$—	$357,904
Futures Contracts	305,256	—	—	305,256
Total Assets	14,442,680	179,192,931	—	193,635,611
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,141)	—	(2,141)
Futures Contracts	(12,186)	—	—	(12,186)
Total Liabilities	(12,186)	(2,141)	—	(14,327)
Total	$14,430,494	$179,190,790	$—	$193,621,284

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2019:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$305,256	(a)	Variation margin on open futures contract	$(12,186	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	357,904		Unrealized depreciation on open foreign currency forward exchange contracts	(2,141)
		$663,160			$(14,327)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2019 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$480,261	$—
Currency Risk	—	314,905
Total	$480,261	$314,905

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$933,766	$—
Currency Risk	—	(67,740)
Total	$933,766	$(67,740)

At April 30, 2019, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(b)	ASSETS(c)	LIABILITIES(c)
Foreign Currency Forward Exchange Contracts	$357,904	$(2,141)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2019:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(d)	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$144,615	$(156)	$—	$144,459
Barclays Bank PLC	379	(47)	—	332
BNP Paribas SA	3,922	(222)	—	3,700
Citibank NA	8,183	(383)	—	7,800
Goldman Sachs International	189,918	(21)	(189,897)	0
JPMorgan Chase Bank NA	10,887	(1,312)	—	9,575
Total	$357,904	$(2,141)	$(189,897)	$165,866

(d)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$156	$(156)	$—	$0
Barclays Bank PLC	47	(47)	—	0
BNP Paribas SA	222	(222)	—	0
Citibank NA	383	(383)	—	0
Goldman Sachs International	21	(21)	—	0
JPMorgan Chase Bank NA	1,312	(1,312)	—	0
Total	$2,141	$(2,141)	$—	$0

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

For the six months ended April 30, 2019, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$25,207,678
Futures Contracts:
Average monthly notional value	$41,918,071

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.28% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.70% for Class B, 1.30% for Class L, 0.70% for Class I, 1.80% for Class C and 0.65% for Class IS. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

April 30, 2019, $125,285 of advisory fees were waived and $24,266 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. As of the reporting period, all Class B shares were redeemed/converted to Class A shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2019, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50%, and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2019, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $2,246 and $1,479, respectively, and received $13,549 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2019		FOR THE YEAR ENDED OCTOBER 31, 2018
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,003,961	$8,525,227	2,043,463	$17,408,492
Conversion from Class B	11,731	100,115	5,927	50,493
Reinvestment of dividends	113,359	965,081	224,808	1,915,534
Redeemed	(1,218,427)	(10,368,841)	(1,525,353)	(12,984,487)
Net increase (decrease) — Class A	(89,376)	(778,418)	748,845	6,390,032
CLASS B SHARES*
Exchanged	6,209	51,434	4,294	35,751
Conversion to Class A	(11,998)	(100,115)	(6,060)	(50,493)
Reinvestment of dividends	123	1,019	628	5,236
Redeemed	(15,568)	(128,294)	(1,935)	(16,012)
Net decrease — Class B	(21,234)	(175,956)	(3,073)	(25,518)
CLASS L SHARES
Exchanged	—	—	44	370
Reinvestment of dividends	2,004	16,912	5,281	44,661
Redeemed	(6,659)	(56,312)	(89,100)	(754,196)
Net decrease — Class L	(4,655)	(39,400)	(83,775)	(709,165)
CLASS I SHARES
Sold	7,175,738	59,905,770	5,688,313	47,578,054
Reinvestment of dividends	177,350	1,486,064	209,474	1,753,842
Redeemed	(2,086,792)	(17,445,956)	(4,287,500)	(35,982,967)
Net increase — Class I	5,266,296	43,945,878	1,610,287	13,348,929
CLASS C SHARES
Sold	192,894	1,627,785	278,081	2,344,540
Reinvestment of dividends	7,394	62,482	9,889	83,502
Redeemed	(57,523)	(485,625)	(33,225)	(280,430)
Net increase — Class C	142,765	1,204,642	254,745	2,147,612
CLASS IS SHARES
Sold	—	—	1,198 (a)	10,000 (a)
Reinvestment of dividends	3	32	—	—
Net increase — Class IS	3	32	1,198	10,000
Net increase in Fund	5,293,799	$44,156,778	2,528,227	$21,161,890

*  All Class B shares were redeemed/converted to Class A shares as of April 30, 2019.

(a)  For the period June 15, 2018 through October 31, 2018.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

7. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2019, aggregated $286,970,103 and $235,018,718, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $233,271,250 and $215,839,338, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2019, advisory fees paid were reduced by $18,182 relating to the Fund's investment in the Liquidity Funds.

The Fund had transactions with Morgan Stanley and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2019 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2018	PURCHASES AT COST	PROCEEDS FROM SALES/ PAYDOWNS	INTEREST/ DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2019
Liquidity Funds	$18,472,121	$56,056,765	$60,391,462	$255,709	$—	$—	$14,137,424
Morgan Stanley Dean Witter Capital I, Inc. Trust	466,973	—	127,202	7,980	4,672	(2,592)	341,851

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2018	PURCHASES AT COST	PROCEEDS FROM SALES/ PAYDOWNS	INTEREST/ DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2019
Morgan Stanley ABS Capital I, Inc. Trust	$324,893	$—	$—	$5,153	$—	$3,727	$328,620
Morgan Stanley Mortgage Loan Trust	102,630	—	12,078	2,266	(257)	471	90,766
	$19,366,617	$56,056,765	$60,530,742	$271,108	$4,415	$1,606	$14,898,661

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2019, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $1,050. At April 30, 2019, the Fund had an accrued pension liability of $45,060, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 DISTRIBUTIONS PAID FROM:	2017 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME	PAID-IN- CAPITAL
$4,019,292	$3,215,549	$582,637

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

Permanent differences, primarily due to gains/losses on paydowns and foreign currency, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2018:

TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN-CAPITAL
$(1,901)	$1,901

At October 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$864,626	$—

At October 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of $1,267,522 and long-term capital losses of $343,394 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2019, the Fund did not have any borrowings under the Facility.

13. Other

At April 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 39.2%.

14. Accounting Pronouncement

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.39		$8.65		$8.58		$8.46		$8.69		$8.80
Income (loss) from investment operations:
Net investment income	0.13		0.29		0.29		0.33		0.31		0.25
Net realized and unrealized gain (loss)	0.22		(0.26)		0.09		0.21		(0.06)		0.25
Total income from investment operations	0.35		0.03		0.38		0.54		0.25		0.50
Less distributions from:
Net investment income	(0.14)		(0.29)		(0.27)		(0.42)		(0.48)		(0.61)
Paid-in-capital	—		—		(0.04)		—		—		—
Total distributions	(0.14)		(0.29)		(0.31)		(0.42)		(0.48)		(0.61)
Net asset value, end of period	$8.60		$8.39		$8.65		$8.58		$8.46		$8.69
Total Return(2)	4.16	%(6)	0.32%		4.55%		6.70	%(3)	2.83%		5.80%
Ratios to Average Net Assets:
Net expenses	0.98	%(4)(5)(7)	0.98	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)
Net investment income	3.28	%(4)(5)(7)	3.39	%(4)(5)	3.54	%(4)(5)	3.58	%(4)(5)	2.44	%(4)(5)	2.78	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02	%(7)	0.02%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$60,936		$60,170		$55,572		$52,840		$54,369		$57,325
Portfolio turnover rate	157	%(6)	370%		284%		253%		299%		135%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 5.46%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2019	1.19%	3.07%
October 31, 2018	1.31	3.06
October 31, 2017	1.34	3.19
October 31, 2016	1.30	3.27
October 31, 2015	1.56	1.87
October 31, 2014	1.35	2.42

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.31		$8.57		$8.51		$8.38		$8.62		$8.73
Income (loss) from investment operations:
Net investment income	0.12		0.27		0.26		0.30		0.28		0.22
Net realized and unrealized gain (loss)	0.22		(0.27)		0.09		0.22		(0.06)		0.25
Total income from investment operations	0.34		0.00	(2)	0.35		0.52		0.22		0.47
Less distributions from:
Net investment income	(0.13)		(0.26)		(0.25)		(0.39)		(0.46)		(0.58)
Paid-in-capital	—		—		(0.04)		—		—		—
Total distributions	(0.13)		(0.26)		(0.29)		(0.39)		(0.46)		(0.58)
Net asset value, end of period	$8.52		$8.31		$8.57		$8.51		$8.38		$8.62
Total Return(3)	4.05	%(7)	0.03%		4.17%		6.45	%(4)	2.55%		5.55%
Ratios to Average Net Assets:
Net expenses	1.28	%(5)(6)(8)	1.28	%(5)(6)	1.29	%(5)(6)	1.29	%(5)(6)	1.29	%(5)(6)	1.29	%(5)(6)
Net investment income	3.02	%(5)(6)(8)	3.14	%(5)(6)	3.30	%(5)(6)	3.33	%(5)(6)	2.18	%(5)(6)	2.48	%(5)(6)
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.02%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$1,140		$1,150		$1,904		$2,194		$2,976		$3,004
Portfolio turnover rate	157	%(7)	370%		284%		253%		299%		135%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 5.20%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2019	1.59%	2.71%
October 31, 2018	1.66	2.76
October 31, 2017	1.65	2.94
October 31, 2016	1.58	3.04
October 31, 2015	1.79	1.68
October 31, 2014	1.59	2.18

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.24		$8.50		$8.43		$8.31		$8.55		$8.66
Income (loss) from investment operations:
Net investment income	0.14		0.32		0.31		0.35		0.34		0.27
Net realized and unrealized gain (loss)	0.22		(0.27)		0.10		0.21		(0.07)		0.25
Total income from investment operations	0.36		0.05		0.41		0.56		0.27		0.52
Less distributions from:
Net investment income	(0.15)		(0.31)		(0.30)		(0.44)		(0.51)		(0.63)
Paid-in-capital	—		—		(0.04)		—		—		—
Total distributions	(0.15)		(0.31)		(0.34)		(0.44)		(0.51)		(0.63)
Net asset value, end of period	$8.45		$8.24		$8.50		$8.43		$8.31		$8.55
Total Return(2)	4.40	%(6)	0.64%		4.96%		7.04	%(3)	3.19%		6.23%
Ratios to Average Net Assets:
Net expenses	0.68	%(4)(5)(7)	0.68	%(4)(5)	0.68	%(4)(5)	0.69	%(4)(5)	0.69	%(4)(5)	0.69	%(4)(5)
Net investment income	3.63	%(4)(5)(7)	3.75	%(4)(5)	3.89	%(4)(5)	3.95	%(4)(5)	2.31	%(4)(5)	3.08	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02	%(7)	0.02%		0.02%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$109,920		$63,767		$52,054		$42,881		$36,954		$5,746
Portfolio turnover rate	157	%(6)	370%		284%		253%		299%		135%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.26% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 5.78%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2019	0.90%	3.41%
October 31, 2018	1.05	3.38
October 31, 2017	1.05	3.52
October 31, 2016	1.02	3.62
October 31, 2015	1.33	1.67
October 31, 2014	1.07	2.70

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,						PERIOD FROM APRIL 30, 2015(2) TO
	APRIL 30, 2019		2018		2017		2016(1)		OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.32		$8.58		$8.51		$8.38		$8.59
Income (loss) from investment operations:
Net investment income	0.10		0.22		0.22		0.26		0.02
Net realized and unrealized gain (loss)	0.22		(0.26)		0.09		0.22		(0.04)
Total income (loss) from investment operations	0.32		(0.04)		0.31		0.48		(0.02)
Less distributions from:
Net investment income	(0.11)		(0.22)		(0.20)		(0.35)		(0.19)
Paid-in-capital	—		—		(0.04)		—		—
Total distributions	(0.11)		(0.22)		(0.24)		(0.35)		(0.19)
Net asset value, end of period	$8.53		$8.32		$8.58		$8.51		$8.38
Total Return(3)	3.82	%(7)	(0.47)%		3.73%		5.91	%(4)	(0.24	)%(7)
Ratios to Average Net Assets:
Net expenses	1.71	%(5)(6)(8)	1.78	%(5)(6)	1.78	%(5)(6)	1.79	%(5)(6)	1.78	%(5)(6)(8)
Net investment income (loss)	2.56	%(5)(6)(8)	2.62	%(5)(6)	2.68	%(5)(6)	2.78	%(5)(6)	(0.26	)%(5)(6)(8)
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.02%		0.02%		0.01%		0.02	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$5,758		$4,427		$2,379		$807		$88
Portfolio turnover rate	157	%(7)	370%		284%		253%		299%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 4.67%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2019	1.90%	2.37%
October 31, 2018	2.07	2.33
October 31, 2017	2.21	2.25
October 31, 2016	2.22	2.35
October 31, 2015	15.90	(14.38)

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2019		PERIOD FROM JUNE 15, 2018(1) TO OCTOBER 31, 2018
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.24		$8.35
Income (loss) from investment operations:
Net investment income	0.14		0.12
Net realized and unrealized gain (loss)	0.22		(0.12)
Total income from investment operations	0.36		0.00	(2)
Less distributions from:
Net investment income	(0.15)		(0.11)
Net asset value, end of period	$8.45		$8.24
Total Return(3)	4.43	%(6)	0.07	%(6)
Ratios to Average Net Assets:
Net expenses	0.62	%(4)(5)(7)	0.62	%(4)(5)(7)
Net investment income	3.71	%(4)(5)(7)	3.77	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.03	%(7)	0.03	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$10		$10
Portfolio turnover rate	157	%(6)	370%

(1)  Commencement of Offering.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2019	9.54%	(5.21)%
October 31, 2018	13.46	(9.07)

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer
Timothy J. Knierim
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2019 Morgan Stanley

  MTGSAN
  2552735 EXP. 06.30.20

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 18, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 18, 2019